UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SC Fundamental LLC
            -------------------
Address:    747 Third Avenue
            -------------------
            27th Floor
            -------------------
            New York, NY  10017
            -------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Neil H. Koffler
            ----------------
Title:      Member
            ----------------
Phone:      (212)888-9100
            ----------------

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler         New York, NY          February 14, 2006
---------------------      ----------------       -------------------
     [Signature]             [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                            -------------

Form 13F Information Table Entry Total:               92
                                            -------------

Form 13F Information Table Value Total:     $     95,032
                                            -------------
                                             (thousands)


List of Other Included Managers:  NONE

                               SC Fundamental LLC
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2005

                                                                                                            ITEM 5:
                                          ITEM 2:                          ITEM 3:         ITEM 4:         Shares or
          ITEM 1:                         Title of                         Cusip            Fair           Principal
     Name of Issuer                       Class                            Number       Market Value         Amount
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                  Common                          01407F103        331,683          62,700 SH
Andiana Minerals Inc                      Common                          034219105          1,537           3,135 SH
Anworth Mortgage Asset Corp               Common                          037347101        208,050          28,500 SH
Arawak Energy                             Common                          038743100         62,673          43,890 SH
Arizona Star Resources Corp               Common                          04059G106      2,759,159         484,520 SH
Atlantic Express Transportation Corp.     Common                          04853E117        393,993           3,990 Warrant
Auspex System Inc                         Common                          052116100          3,859         212,040 SH
Austral Pacific Energy Ltd                Common                          052526100         88,258          57,000 SH
Austral Pacific Energy Ltd                Common                          052526100            102          28,500 Warrant
Bel Fuse Inc,                             Common - Class A                077347201        731,340          28,680 SH
Berkeley Technology Ltd.                  Sponsored ADR                   08437M107        205,877         294,110 SH
C1 Energy Ltd                             Common                          12617Y105      1,621,461         966,640 SH
Cadus Pharmaceutical Corp                 Common                          127639102        616,066         385,041 SH
Candax Energy Inc                         Common                          13740F104         62,320          88,350 SH
Canyon Resources Corp.                    Common                          138869300        173,509         244,072 SH
Canyon Resources Corp.                    Common                          138869300              0          63,889 Warrant
Centrex Inc.                              Common                          15640E103             50             712 SH
CGX Energy Inc                            Common                          125405100         85,680         190,400 SH
Chaus Bernard                             Common                          162510200        334,923         352,550 SH
Chief Consolidated Mining Co.             Common                          168628105         28,882         288,820 SH
Cinch Energy                              Common                          17185X108      1,421,935         570,000 SH
Claude Resources Inc                      Common                          182873109      1,411,379       1,426,720 SH
Comsys IT Partners Inc.                   Common                          20581E104        576,110          52,137 SH
Concord Camera Corp                       Common                          206156101        508,700         427,479 SH
Courtside Acquistion                      Common                          22274N102      1,181,040         228,000 SH
Crystallex International Corp.            Common                          22942F101      1,539,000         712,500 SH
Defiant Resources Corp                    Common                          24477C107      1,027,089         299,246 SH
Del Glbl Technologies Corp.               Common                          245073101        325,813         100,250 SH
Delphi Financial Group                    Common                          247131105     16,796,917         365,071 SH
Dundee Precious Metals Inc                Common                          265269209      1,478,297         170,997 SH
Dynatec Corp                              Common                          267934107      1,092,237       1,049,360 SH
Empire Energy Corp.                       Common                          291648103          1,677          15,532 SH
Endocare Inc.                             Common                          26264P104      2,694,105         983,250 SH
ESG Re Ltd.                               Common                          000G312151       155,295         621,180 SH
European Goldfields Ltd                   Common                          298774100      1,373,524         709,654 SH
Filenet Corp                              Common                          316869106      2,239,386          86,630 SH
Fortress America Acq                      Common                          34957J100      1,224,588         233,700 SH
Gabriel Resources                         Common                          361970106        765,884         313,500 SH
Grand Banks Energy Corp                   Common                          38522T105            483             340 SH
Heico Corp - Cl A                         Common                          422806208      2,151,317         104,840 SH
Highview Resources Ltd                    Common                          43123G106        112,419         779,480 SH
Highview Resources Ltd                    Common                          43123G106          5,434         267,190 Warrant
Industrias Bachoco                        Sponsored ADR                   456463108      1,526,090          78,261 SH
Innova Exploration Ltd                    Common                          457683100        166,710          28,500 SH
Isle Capri Casinos                        Common                          464592104      1,892,772          77,700 SH
Juina Mining Corp                         Common                          48131Q202          2,280         285,000 SH
Juniper Partners Acq                      Class W Warrant                 48203X119         12,172          31,210 Warrant
Juniper Partners Acq                      Class Z Warrant                 48203X127         11,860          31,210 Warrant
Juniper Partners Acq                      Common                          48203X200        307,731          62,420 SH
KBL Healthcare Acquisition                Common                          48241R108        447,593          85,500 SH
Kick Energy                               Common                          49374P109         37,211           6,050 SH
Liberty Homes Inc.                        Common - Class A                530582204        163,020          25,080 SH
Liberty Homes Inc.                        Common - Class B                530582303         62,700          11,400 SH
Loon Energy Inc                           Common                          543921100        536,368       1,272,505 SH
M & F Worldwide Corp                      Common                          552541104      3,455,842         211,755 SH
MAIR Holdings Inc                         Common                          560635104      1,921,656         407,995 SH
MDU Communication Int'l Inc               Common                          582828109            347          11,400 Warrant
MDU Communication Int'l Inc               Common                          582828109      2,337,741       1,590,300 SH
Mediterranean Minerals Corp               Common                          58501P106          4,671          20,491 SH
Metallica Resources Inc                   Common                          59125J104        263,548         142,500 SH
Michaels Stores Inc                       Common                          594087108     12,355,448         349,320 SH
Molex Inc                                 Common - Class A                608554200      1,258,516          51,180 SH
Mutual Risk Mgmt Ltd.                     Common                          628351108         52,114       1,737,132 SH
Next Inc.                                 Common                          65336T104        111,036         138,795 SH


                                       3

Oakmont Acquisition Corp                  Common                          68831P106      1,190,160         228,000 SH
Oakwood Homes                             Common                          674098207            730          29,184 SH
Pacific NorthWest Capital Corp.           Common                          694916107         48,910         189,525 SH
Petrofalcon Corp                          Common                          716474101      2,122,749       1,312,604 SH
Pricesmart Inc.                           Common Stock Purchase Rights    741511117         17,020          41,512 Rights
SCPIE Holdings Inc                        Common                          78402P104      4,904,578         235,797 SH
Services Acquisition Corp                 Common                          817628100      1,780,538         249,375 SH
Silk Road Resources                       Common                          827101106         54,916          91,200 SH
Simon Worldwide Inc.                      Common                          828815100         37,620         171,000 SH
St. Andrews Goldfields Ltd.               Common                          787188408            151         712,500 Warrant
Starrett Co                               Common - Class A                855668109          9,013             580 SH
Stone & Webster                           Common                          861572105         13,763          68,815 SH
Streettracks Gold Trust                   Common                          863307104      2,499,051          48,450 SH
TAC Acquisition Corp                      Common                          873392104      3,024,652         561,160 SH
TAC Acquisition Corp                      Common                          873392112         58,417         142,480 Warrant
Tag Oil Ltd                               Common                          87377N101         87,375         171,000 SH
Tahera Ltd.                               Common                          873787105         27,744          73,530 Warrant
Tengasco Inc                              Common                          88033R205      1,434,012       3,585,030 SH
Terra Nova Acquisition Corp               Common                          88101E102        217,170          42,750 SH
Terra Nova Gold Corp                      Common                          88100T100          1,339          23,940 SH
Transworld Corp                           Common                          89336R207        603,531         335,295 SH
Truestar Petroleum Corp                   Common                          897867107         79,444         249,603 SH
Tusk Energy Corp                          Common                          900891102      1,860,774         427,500 SH
Tusk Energy Corp                          Common                          900891102        124,052          28,500 Warrant
Verenex Energy                            Common                          923401103        157,421          57,010 SH
Waveform Energy  Ltd                      Common - Class A                94353V107         63,859          27,700 SH
West Energy Ltd                           Common                          952696102      1,727,284         250,370 SH
White Fire Energy Ltd                     Common                          963804109        166,465          71,673 SH
                                                                                        95,032,208

                             ** TABLE CONTINUED **

                                                      ITEM 6:                                          ITEM 8:
                                                INVESTMENT DISCRETION                           VOTING AUTHORITY SHARES
                                                    (b) Shares                   ITEM 7:
          ITEM 1:                                  as Defined    (c) Shared     Managers
     Name of Issuer                     (a) Sole   in Instr. V       Other     See Instr. V   (a) Sole  (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                  62,700        --             --         --            62,700       --         --
Andiana Minerals Inc                       3,135        --             --         --             3,135       --         --
Anworth Mortgage Asset Corp               28,500        --             --         --            28,500       --         --
Arawak Energy                             43,890        --             --         --            43,890       --         --
Arizona Star Resources Corp              484,520        --             --         --           484,520       --         --
Atlantic Express Transportation Corp.      3,990        --             --         --             3,990       --         --
Auspex System Inc                        212,040        --             --         --           212,040       --         --
Austral Pacific Energy Ltd                57,000        --             --         --            57,000       --         --
Austral Pacific Energy Ltd                28,500        --             --         --            28,500       --         --
Bel Fuse Inc,                             28,680        --             --         --            28,680       --         --
Berkeley Technology Ltd.                 294,110        --             --         --           294,110       --         --
C1 Energy Ltd                            966,640        --             --         --           966,640       --         --
Cadus Pharmaceutical Corp                385,041        --             --         --           385,041       --         --
Candax Energy Inc                         88,350        --             --         --            88,350       --         --
Canyon Resources Corp.                   244,072        --             --         --           244,072       --         --
Canyon Resources Corp.                    63,889        --             --         --            63,889       --         --
Centrex Inc.                                 712        --             --         --               712       --         --
CGX Energy Inc                           190,400        --             --         --           190,400       --         --
Chaus Bernard                            352,550        --             --         --           352,550       --         --
Chief Consolidated Mining Co.            288,820        --             --         --           288,820       --         --
Cinch Energy                             570,000        --             --         --           570,000       --         --
Claude Resources Inc                   1,426,720        --             --         --         1,426,720       --         --
Comsys IT Partners Inc.                   52,137        --             --         --            52,137       --         --
Concord Camera Corp                      427,479        --             --         --           427,479       --         --
Courtside Acquistion                     228,000        --             --         --           228,000       --         --
Crystallex International Corp.           712,500        --             --         --           712,500       --         --
Defiant Resources Corp                   299,246        --             --         --           299,246       --         --
Del Glbl Technologies Corp.              100,250        --             --         --           100,250       --         --
Delphi Financial Group                   365,071        --             --         --           365,071       --         --
Dundee Precious Metals Inc               170,997        --             --         --           170,997       --         --
Dynatec Corp                           1,049,360        --             --         --         1,049,360       --         --
Empire Energy Corp.                       15,532        --             --         --            15,532       --         --
Endocare Inc.                            983,250        --             --         --           983,250       --         --
ESG Re Ltd.                              621,180        --             --         --           621,180       --         --
European Goldfields Ltd                  709,654        --             --         --           709,654       --         --
Filenet Corp                              86,630        --             --         --            86,630       --         --
Fortress America Acq                     233,700        --             --         --           233,700       --         --
Gabriel Resources                        313,500        --             --         --           313,500       --         --
Grand Banks Energy Corp                      340        --             --         --               340       --         --
Heico Corp - Cl A                        104,840        --             --         --           104,840       --         --
Highview Resources Ltd                   779,480        --             --         --           779,480       --         --
Highview Resources Ltd                   267,190        --             --         --           267,190       --         --
Industrias Bachoco                        78,261        --             --         --            78,261       --         --
Innova Exploration Ltd                    28,500        --             --         --            28,500       --         --
Isle Capri Casinos                        77,700        --             --         --            77,700       --         --
Juina Mining Corp                        285,000        --             --         --           285,000       --         --
Juniper Partners Acq                      31,210        --             --         --            31,210       --         --
Juniper Partners Acq                      31,210        --             --         --            31,210       --         --
Juniper Partners Acq                      62,420        --             --         --            62,420       --         --
KBL Healthcare Acquisition                85,500        --             --         --            85,500       --         --
Kick Energy                                6,050        --             --         --             6,050       --         --
Liberty Homes Inc.                        25,080        --             --         --            25,080       --         --
Liberty Homes Inc.                        11,400        --             --         --            11,400       --         --
Loon Energy Inc                        1,272,505        --             --         --         1,272,505       --         --
M & F Worldwide Corp                     211,755        --             --         --           211,755       --         --
MAIR Holdings Inc                        407,995        --             --         --           407,995       --         --
MDU Communication Int'l Inc               11,400        --             --         --            11,400       --         --
MDU Communication Int'l Inc            1,590,300        --             --         --         1,590,300       --         --
Mediterranean Minerals Corp               20,491        --             --         --            20,491       --         --
Metallica Resources Inc                  142,500        --             --         --           142,500       --         --
Michaels Stores Inc                      349,320        --             --         --           349,320       --         --
Molex Inc                                 51,180        --             --         --            51,180       --         --
Mutual Risk Mgmt Ltd.                  1,737,132        --             --         --         1,737,132       --         --
Next Inc.                                138,795        --             --         --           138,795       --         --


                                       5

Oakmont Acquisition Corp                 228,000        --             --         --           228,000       --         --
Oakwood Homes                             29,184        --             --         --            29,184       --         --
Pacific NorthWest Capital Corp.          189,525        --             --         --           189,525       --         --
Petrofalcon Corp                       1,312,604        --             --         --         1,312,604       --         --
Pricesmart Inc.                           41,512        --             --         --            41,512       --         --
SCPIE Holdings Inc                       235,797        --             --         --           235,797       --         --
Services Acquisition Corp                249,375        --             --         --           249,375       --         --
Silk Road Resources                       91,200        --             --         --            91,200       --         --
Simon Worldwide Inc.                     171,000        --             --         --           171,000       --         --
St. Andrews Goldfields Ltd.              712,500        --             --         --           712,500       --         --
Starrett Co                                  580        --             --         --               580       --         --
Stone & Webster                           68,815        --             --         --            68,815       --         --
Streettracks Gold Trust                   48,450        --             --         --            48,450       --         --
TAC Acquisition Corp                     561,160        --             --         --           561,160       --         --
TAC Acquisition Corp                     142,480        --             --         --           142,480       --         --
Tag Oil Ltd                              171,000        --             --         --           171,000       --         --
Tahera Ltd.                               73,530        --             --         --            73,530       --         --
Tengasco Inc                           3,585,030        --             --         --         3,585,030       --         --
Terra Nova Acquisition Corp               42,750        --             --         --            42,750       --         --
Terra Nova Gold Corp                      23,940        --             --         --            23,940       --         --
Transworld Corp                          335,295        --             --         --           335,295       --         --
Truestar Petroleum Corp                  249,603        --             --         --           249,603       --         --
Tusk Energy Corp                         427,500        --             --         --           427,500       --         --
Tusk Energy Corp                          28,500        --             --         --            28,500       --         --
Verenex Energy                            57,010        --             --         --            57,010       --         --
Waveform Energy  Ltd                      27,700        --             --         --            27,700       --         --
West Energy Ltd                          250,370        --             --         --           250,370       --         --
White Fire Energy Ltd                     71,673        --             --         --            71,673       --         --

                              ** TABLE COMPLETE **

                                       6